Loans and Allowance for Credit Losses, Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	$ 116	$ 119
Nonaccrual Loans With No ACL	1,668	775
Nonaccrual Loans With an ACL	3,149	1,617
Nonaccrual	4,817	2,392
Nonaccrual, interest income	97	146
Residential Real Estate [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	49	9
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	1,931	1,234
Nonaccrual	1,931	1,234
Commercial Real Estate [Member] | Owner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	680	775
Nonaccrual Loans With an ACL	136	0
Nonaccrual	816	775
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	158	61
Nonaccrual	158	61
Commercial Real Estate [Member] | Construction [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	0	1
Nonaccrual	0	1
Commercial and Industrial [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	962	0
Nonaccrual Loans With an ACL	90	48
Nonaccrual	1,052	48
Consumer [Member] | Automobile [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	39	56
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	379	78
Nonaccrual	379	78
Consumer [Member] | Home Equity [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	0	0
Nonaccrual Loans With No ACL	26	0
Nonaccrual Loans With an ACL	338	95
Nonaccrual	364	95
Consumer [Member] | Other [Member]
Recorded Investment in Nonaccrual and Loans Past Due Over90 Days Still on Accrual by Class of Loans [Abstract]
Loans past due 90 days and still accruing	28	54
Nonaccrual Loans With No ACL	0	0
Nonaccrual Loans With an ACL	117	100
Nonaccrual	$ 117	$ 100